Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Common Stock	Preferred Stock	Retained Earnings	Capital Contribution	Accumulated Other Comprehensive Loss	Total
Balance at Jun. 30, 2020	$ 5,000		$ 10,882,754		$ (57,878)	$ 10,829,876
Balance (in Shares) at Jun. 30, 2020	50,000,000
Net income (loss)			2,937,806			2,937,806
Foreign currency translation adjustment					(9,701)	(9,701)
Balance at Jun. 30, 2021	$ 5,000		13,820,560		(67,579)	13,757,981
Balance (in Shares) at Jun. 30, 2021	50,000,000
Net income (loss)			288,124			288,124
Foreign currency translation adjustment					(80,765)	(80,765)
Balance at Mar. 31, 2022	$ 5,000		14,108,684		(148,344)	13,965,340
Balance (in Shares) at Mar. 31, 2022	50,000,000
Balance at Jun. 30, 2021	$ 5,000		13,820,560		(67,579)	13,757,981
Balance (in Shares) at Jun. 30, 2021	50,000,000
Net income (loss)			(1,874,153)			(1,874,153)
Foreign currency translation adjustment					(117,085)	(117,085)
Balance at Jun. 30, 2022	$ 5,000		11,946,407		(184,664)	11,766,743
Balance (in Shares) at Jun. 30, 2022	50,000,000
Net income (loss)			(6,057,776)			(6,057,776)
Transfer of intangible assets				74,259,915		74,259,915
Foreign currency translation adjustment					(15,274)	(15,274)
Balance at Mar. 31, 2023	$ 5,000		$ 5,888,631	$ 74,259,915	$ (199,938)	$ 79,953,608
Balance (in Shares) at Mar. 31, 2023	50,000,000